NOTE 10 - SEGMENT INFORMATION: SEGMENT INFORMATION (Details) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Sales Revenues	$ 0	$ 2,681,255
Income (loss) from operations	(1,299,958)	(2,899,511)
Online commerce and services
Sales Revenues	0	0
Income (loss) from operations	(1,045,225)	(1,759,462)
Offline sales distribution
Sales Revenues	0	2,681,255
Income (loss) from operations	$ (253,973)	$ (1,140,049)